Shareholder Report, Line Graph (Details) - USD ($)													1 Months Ended	4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended				8 Months Ended	12 Months Ended		13 Months Ended	16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended				20 Months Ended	25 Months Ended	28 Months Ended	29 Months Ended		30 Months Ended	31 Months Ended				32 Months Ended	37 Months Ended	41 Months Ended		42 Months Ended	43 Months Ended		44 Months Ended	49 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended		65 Months Ended	66 Months Ended	67 Months Ended		77 Months Ended	78 Months Ended	79 Months Ended		89 Months Ended	90 Months Ended	91 Months Ended	101 Months Ended	103 Months Ended	115 Months Ended
	May 01, 2024	Dec. 19, 2023	Nov. 01, 2023	Dec. 20, 2022	Sep. 27, 2022	Dec. 14, 2021	Aug. 18, 2021	Mar. 30, 2021	Sep. 27, 2018	Nov. 08, 2017	Dec. 15, 2016	Sep. 28, 2015	Apr. 30, 2021	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2017	Apr. 30, 2024	Apr. 30, 2018	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2019	Apr. 30, 2016	Apr. 30, 2022	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2022	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2018	Apr. 30, 2025	Apr. 30, 2019	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2020	Apr. 30, 2017	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2021	Apr. 30, 2018	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2019	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2020	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2021	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2022	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025
C000158043 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Multifactor Large Cap ETF (at net asset value)
Accumulated Value												$ 10,000											$ 10,716.8013														$ 12,660.284857										$ 14,266.649146							$ 15,940.880941						$ 15,455.724852				$ 23,218.083065				$ 22,972.192885			$ 23,331.992559		$ 27,986.485222	$ 30,550.135426
C000175540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Multifactor Developed International ETF (at net asset value)
Accumulated Value											$ 10,000						$ 10,869.1232														$ 12,568.981898											$ 11,998.867208									$ 10,490.886174						$ 14,714.073708				$ 13,618.355484				$ 14,679.752407				$ 16,165.878134			$ 18,143.485571
C000158045 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Multifactor Mid Cap ETF (at net asset value)
Accumulated Value												10,000											10,463.0478														12,446.81833										13,953.750891							15,206.276409						13,601.196454				21,902.469091				20,869.42249			20,583.79147		23,735.273892	24,872.1341729999
C000194897 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Multifactor Small Cap ETF (at net asset value)
Accumulated Value										$ 10,000									$ 10,276.72														$ 10,863.648657										$ 8,901.129549									$ 14,612.721263						$ 13,386.4781				$ 13,378.787836				$ 15,442.477499				$ 15,508.802168
C000239874 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										International High Dividend ETF (at net asset value)
Accumulated Value				$ 10,000											$ 10,979.4302														$ 12,449.803068											$ 14,172.557266
C000237881 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										U.S. High Dividend ETF (at net asset value)
Accumulated Value					$ 10,000															$ 11,245.2785															$ 13,144.873002										$ 14,443.481821
C000232625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Preferred Income ETF (at net asset value)
Accumulated Value						$ 10,000										$ 9,494.9051														$ 9,133.162414											$ 10,073.323486									$ 10,808.301171
C000204467 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Multifactor Emerging Markets ETF (at net asset value)
Accumulated Value									$ 10,000													$ 10,371.1055														$ 8,873.624273										$ 13,043.358776							$ 11,304.259316						$ 10,702.800034				$ 11,900.254667				$ 12,554.212932
C000227987 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Mortgage-Backed Securities ETF (at net asset value)
Accumulated Value							$ 10,000																	$ 9,256.5312														$ 9,253.529214										$ 9,281.582953							$ 10,143.186265
C000226213 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Corporate Bond ETF (at net asset value)
Accumulated Value								$ 10,000					$ 10,109.7701														$ 9,021.022571												$ 9,072.724667										$ 9,245.879885							$ 9,961.923354
C000246920 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Disciplined Value International Select ETF (at net asset value)
Accumulated Value		$ 10,000												$ 10,538.9896														$ 11,615.218887
C000245645 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fundamental All Cap Core ETF (at net asset value)
Accumulated Value			$ 10,000															$ 12,297.0783														$ 12,867.347436
C000245406 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Dynamic Municipal Bond ETF (at net asset value)
Accumulated Value			10,000															10,866.0649														11,168.795641
C000249134 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										High Yield ETF (at net asset value)
Accumulated Value	$ 10,000																									$ 10,854.4691
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Russell 1000 Index
Accumulated Value												10,000											10,755.9487														12,694.999186										14,366.871166							16,281.939175						16,295.884493				24,358.943922				23,848.113971			24,281.599469		29,822.634244	33,384.215162
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Russell 3000 Index
Accumulated Value			10,000							10,000		10,000											10,709.145														12,699.235696										14,356.181935							16,176.768182						16,008.267082				24,159.493065				23,407.085517			23,758.877393		29,057.363885	32,370.347364
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI EAFE Index
Accumulated Value		$ 10,000									10,000						10,927.3764														12,512.856323											12,110.366785									10,736.875107						15,018.731344				13,795.381784				14,957.18621				16,344.874759			18,399.210091
Russell 3000 Index C000194897 [Member]
Account Value [Line Items]
Accumulated Value																			10,337.779														11,648.769509										11,527.43313									17,397.06986						16,855.266824				17,108.589517				20,923.989923				23,309.644493
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI Emerging Markets Index
Accumulated Value									10,000													10,409.9067														9,160.642528										13,623.09527							11,126.096069						10,401.40292				11,429.05976				12,460.434456
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000					10,000	10,000	10,000					10,078.2314														9,220.364986												9,180.934556										9,046.159355							9,771.680875
Bloomberg U S Aggregate Bond C000227987 Index [Member]
Account Value [Line Items]
Accumulated Value																								8,978.0327														8,939.638592										8,808.405591							9,514.858746
Bloomberg U S Aggregate Bond C000232625 Index [Member]
Account Value [Line Items]
Accumulated Value																9,042.4425														9,003.772947											8,871.598461									9,583.11982
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI World ex-USA Index
Accumulated Value				10,000											11,208.0985														12,232.014675											13,834.299243
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg Municipal Bond Index
Accumulated Value			$ 10,000															10,705.7201														10,883.769393
Russell 3000 C000245645 Index [Member]
Account Value [Line Items]
Accumulated Value																		$ 12,108.508														$ 13,489.06293
MSCI EAFE C000246920 Index [Member]
Account Value [Line Items]
Accumulated Value														$ 10,578.3206														$ 11,907.876077
Bloomberg U S Aggregate Bond C000249134 Index [Member]
Account Value [Line Items]
Accumulated Value																									$ 10,802.0216
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P 500 Index
Accumulated Value					10,000															$ 11,523.5287															$ 14,134.950326										$ 15,844.736957
John Hancock Dimensional Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										John Hancock Dimensional Emerging Markets Index
Accumulated Value									$ 10,000													$ 10,335.4509														$ 8,911.982218										$ 13,304.065681							$ 11,634.185788						$ 11,154.225714				$ 12,606.87243				$ 13,474.307828
Bloomberg US Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg U.S. Corporate Bond Index
Accumulated Value								$ 10,000					$ 10,125.5806														$ 9,069.862961												$ 9,131.253689										$ 9,222.336301							$ 9,923.586153
Bloomberg U S MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg U.S. MBS Index
Accumulated Value							$ 10,000																	$ 9,110.2072														$ 9,030.081834										$ 8,832.645055							$ 9,626.946983
ICE BofA U S All Capital Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										ICE BofA U.S. All Capital Securities Index
Accumulated Value						$ 10,000										$ 9,061.8066														$ 8,869.112448											$ 9,630.468989									$ 10,266.956315
MSCI USA High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI USA High Dividend Yield Index
Accumulated Value					$ 10,000																$ 11,069.0734													$ 12,219.90227										$ 13,003.035725
MSCI World Ex U S High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI World Ex. U.S. High Dividend Yield Index
Accumulated Value				$ 10,000											$ 11,140.3989														$ 12,069.926713											$ 14,410.550679
ICE BofA U S High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										ICE BofA U.S. High Yield Constrained Index
Accumulated Value	$ 10,000																									$ 10,868.7926
John Hancock Dimensional Large Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										John Hancock Dimensional Large Cap Index
Accumulated Value												10,000											10,736.1011														12,724.758877										14,388.302107							16,120.842743						15,678.720409				23,631.685799				23,450.787371			23,879.390611		28,720.147605	31,437.405286
John Hancock Dimensional Mid Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										John Hancock Dimensional Mid Cap Index
Accumulated Value												10,000											10,494.8425														12,537.950836										14,118.239425							15,435.458739						13,858.276068				22,419.359841				21,446.650403			21,234.873094		24,587.352891	25,873.884902
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Russell Midcap Index
Accumulated Value												$ 10,000											$ 10,577.1504														$ 12,343.122643										$ 13,721.987809							$ 15,188.849644						$ 13,670.17869				$ 21,813.497984				$ 20,482.670869			$ 20,136.364208		$ 23,428.960795	$ 25,147.260929
John Hancock Dimensional Developed International Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										John Hancock Dimensional Developed International Index
Accumulated Value											$ 10,000						$ 10,911.062														$ 12,713.500266											$ 12,207.956065									$ 10,744.177696						$ 15,196.157299				$ 14,141.757488				$ 15,362.567754				$ 17,051.853371			$ 19,271.673021
John Hancock Dimensional Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										John Hancock Dimensional Small Cap Index
Accumulated Value										10,000									10,301.843														10,937.487935										8,990.719864									14,822.493213						13,637.434584				13,687.345549				15,868.785956				15,947.87297
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Russell 2000 Index
Accumulated Value										$ 10,000									$ 10,489.7364														$ 10,973.521784										$ 9,175.009298									$ 16,048.277591						$ 13,341.024316				$ 12,854.703957				$ 14,567.01466900				$ 14,694.463665